Note 3 - Going Concern (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt, Current	$ 153,027	$ 173,980
Derivative Liabilities, Current	5,811	8,467
Long Term Debt Current [Member]
Debt, Current	172,619
Financial Instruments [Member]
Derivative Liabilities, Current	$ 5,811